Stockholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Share Based Payment Arrangement Option Activity

A summary of stock option activity for the stock option plans for the quarter ended June 30, 2025 and the year ended December 31, 2024 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2023	8,066,000	$0.39

Granted	2,318,750	0.15
Cancelled	(25,000)	(0.14)
Outstanding December 31, 2024	10,359,750	$0.31

Cancelled	(65,000)	(0.19)
Expired	(1,930,400)	(0.33)

Outstanding June 30, 2025	8,364,350	$0.32

Schedule of Share Based Payment Arrangement Option Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at June 30, 2025:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.20	2,268,750	680,625	March 25, 2029
CAD$0.30	1,805,000	1,010,800	February 21, 2028
CAD$0.50	789,600	789,600	February 1, 2026
CAD$0.50	2,295,000	1,836,000	February 1, 2027
CAD$0.66	200,000	188,000	July 12, 2026
CAD$1.02	1,006,000	1,006,000	April 6, 2026
	8,364,350	5,511,025